John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 10/31/2023

Fund’s investments
As of 10-31-23 (unaudited)
	Shares	Value
Preferred securities (A) 93.5% (55.5% of Total investments)		$367,015,542
(Cost $444,558,593)
Communication services 4.8%		18,827,021
Diversified telecommunication services 0.7%
Qwest Corp., 6.750% (B)	221,725	2,775,997
Media 0.3%
Paramount Global, 5.750%	65,000	1,010,750
Wireless telecommunication services 3.8%
Telephone & Data Systems, Inc., 6.000%	452,675	5,816,874
U.S. Cellular Corp., 5.500%	140,000	2,080,400
U.S. Cellular Corp., 5.500%	150,000	2,193,000
U.S. Cellular Corp., 6.250%	300,000	4,950,000
Consumer discretionary 0.7%		2,831,000
Broadline retail 0.7%
Qurate Retail, Inc., 8.000%	98,000	2,332,400
QVC, Inc., 6.250%	60,000	498,600
Energy 1.3%		5,066,100
Oil, gas and consumable fuels 1.3%
NuStar Logistics LP, 12.389% (3 month CME Term SOFR + 6.996%) (B)(C)	195,000	5,066,100
Financials 57.0%		223,749,917
Banks 23.4%
Bank of America Corp., 4.250% (B)	184,575	3,001,190
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	140,000	3,484,600
Bank of America Corp., 7.250% (B)(D)	9,500	10,005,400
Citigroup Capital XIII, 12.022% (3 month CME Term SOFR + 6.632%) (B)(C)	338,275	9,698,344
Citigroup, Inc., 9.696% (3 month CME Term SOFR + 4.302%) (B)(C)(D)	541,412	13,860,147
Fifth Third Bancorp, 6.000% (B)(D)	211,595	4,898,424
First Citizens BancShares, Inc., 5.375%	121,294	2,328,845
Fulton Financial Corp., 5.125% (B)	149,500	2,281,370
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	193,650	4,289,348
JPMorgan Chase & Co., 6.000%	69,275	1,656,365
KeyCorp, 5.650%	208,259	3,186,363
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	32,750	547,253
Pinnacle Financial Partners, Inc., 6.750%	103,400	2,294,446
Regions Financial Corp., 4.450%	198,650	2,936,047
Synovus Financial Corp., 9.011% (3 month CME Term SOFR + 3.614%) (B)(C)	191,500	4,760,690
Truist Financial Corp., 4.750%	114,175	2,035,740
Wells Fargo & Company, 4.750%	332,475	5,918,055
Wells Fargo & Company, 7.500% (B)	11,000	11,619,300
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	2,833,920
Capital markets 7.0%
Brookfield Finance, Inc., 4.625% (B)	211,375	3,130,464
Carlyle Finance LLC, 4.625%	42,454	693,698
Morgan Stanley, 6.375% (B)(D)	170,000	3,998,400
Morgan Stanley, 6.500% (B)	276,600	6,820,956
Morgan Stanley, 6.875% (B)	148,425	3,628,991
Morgan Stanley, 7.125% (B)	342,778	8,603,728
State Street Corp., 5.350%	28,850	630,950
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.0%
Navient Corp., 6.000%	234,238	$4,026,551
Financial services 4.0%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(D)	329,650	8,623,644
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	176,000
KKR Group Finance Company IX LLC, 4.625% (B)	331,624	5,491,693
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	61,475	1,389,335
Insurance 21.6%
AEGON Funding Company LLC, 5.100% (B)	347,450	6,472,994
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	183,925	4,215,561
American Financial Group, Inc., 5.125% (B)	162,725	3,109,675
American International Group, Inc., 5.850%	275,025	6,160,560
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(D)	393,900	9,808,110
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	350,000	7,395,500
Brighthouse Financial, Inc., 6.600% (B)	345,263	6,739,534
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	134,050	3,189,050
Lincoln National Corp., 9.000% (B)	292,750	7,757,875
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	374,050	9,538,275
RenaissanceRe Holdings, Ltd., 4.200% (B)	221,000	3,410,030
The Allstate Corp., 7.375% (B)	119,925	3,090,467
The Phoenix Companies, Inc., 7.450% (B)	574,500	10,207,429
Unum Group, 6.250% (B)	170,000	3,804,600
Industrials 1.2%		4,816,796
Trading companies and distributors 1.2%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	180,675	4,816,796
Real estate 2.1%		8,220,402
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust, 6.375%	214,400	3,786,304
Office REITs 0.6%
Vornado Realty Trust, 5.400%	156,431	2,222,885
Specialized REITs 0.5%
Public Storage, 4.625% (B)(D)	119,525	2,211,213
Utilities 26.4%		103,504,306
Electric utilities 7.0%
Duke Energy Corp., 5.750%	294,775	6,762,139
NextEra Energy Capital Holdings, Inc., 5.650% (B)	4,950	109,791
NextEra Energy, Inc., 6.926% (B)(D)	316,650	11,887,041
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month CME Term SOFR + 3.252%) (B)(D)	130,000	3,138,200
SCE Trust VI, 5.000%	304,300	5,331,336
Gas utilities 1.7%
South Jersey Industries, Inc., 5.625% (B)	251,850	3,148,125
UGI Corp., 7.250%	71,400	3,625,692
Independent power and renewable electricity producers 1.9%
The AES Corp., 6.875%	121,800	7,342,104
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Multi-utilities 15.8%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (B)(D)	407,200	$10,013,048
Algonquin Power & Utilities Corp., 9.341% (3 month LIBOR + 3.677%) (B)(C)	526,475	13,203,993
CMS Energy Corp., 5.625% (B)	235,000	5,050,150
CMS Energy Corp., 5.875%	134,475	2,965,174
CMS Energy Corp., 5.875% (B)	376,250	8,356,513
DTE Energy Company, Series E, 5.250% (B)	200,000	4,296,000
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%) (B)(D)	398,000	9,950,000

Sempra, 5.750% (B)(D)	370,000	8,325,000
Common stocks 2.6% (1.6% of Total investments)		$10,327,444
(Cost $18,224,031)
Communication services 1.0%		3,857,906
Diversified telecommunication services 1.0%
Verizon Communications, Inc. (B)	109,818	3,857,906
Utilities 1.6%		6,469,538
Multi-utilities 1.6%
Algonquin Power & Utilities Corp. (B)	346,150	6,469,538

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 70.0% (41.6% of Total investments)				$275,060,422
(Cost $313,435,105)
Communication services 1.8%				7,242,412
Media 1.6%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	8,900,000	6,549,866
Wireless telecommunication services 0.2%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (B)(F)	6.875	07-19-27	758,000	692,546
Consumer discretionary 2.6%				10,252,119
Automobiles 2.6%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	3,250,000	2,729,233
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	9,182,000	7,522,886
Consumer staples 0.2%				774,400
Food products 0.2%
Land O’ Lakes, Inc. (B)(F)(G)	8.000	07-16-25	880,000	774,400
Energy 8.1%				31,949,975
Oil, gas and consumable fuels 8.1%
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)	7.375	01-15-83	2,440,000	2,257,254
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%) (B)	7.625	01-15-83	3,400,000	3,041,100
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(D)	8.500	01-15-84	6,325,000	6,059,143
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,550,000	6,604,875
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (F)	7.125	05-15-30	8,000,000	6,643,423
Energy Transfer LP (3 month CME Term SOFR + 3.279%) (B)(C)(D)	8.651	11-01-66	9,000,000	7,344,180
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 44.6%				$175,077,028
Banks 34.7%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(D)(F)	5.875	03-15-28	5,790,000	4,985,190
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	8,500,000	7,991,871
Bank of America Corp. (6.500% to 10-23-24, then 3 month CME Term SOFR + 4.436%) (B)(F)	6.500	10-23-24	2,338,000	2,307,331
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)(D)(F)	8.000	06-15-24	4,839,000	4,732,756
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (F)	8.000	03-15-29	3,000,000	2,653,500
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (F)(G)	7.750	08-16-29	3,200,000	2,966,955
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)(D)(F)	7.375	05-15-28	6,000,000	5,722,678
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	3,500,000	3,370,301
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (F)	6.375	04-06-24	7,500,000	6,098,640
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	3,500,000	2,773,750
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	5,525,000	5,132,384
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)(D)(F)	5.625	07-01-25	5,750,000	4,943,621
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	4,250,000	3,305,021
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(D)(F)	4.600	02-01-25	5,277,000	4,916,388
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (B)(D)(F)	6.750	02-01-24	10,000,000	9,992,409
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	3,831,000	2,551,642
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	8,000,000	7,796,572
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	9,850,000	6,586,769
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(D)	8.625	10-27-82	6,810,000	6,661,849
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	7,930,000	6,647,403
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	9,294,000	8,268,736
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)(F)	6.250	03-15-30	8,500,000	6,995,507
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (B)(C)(F)	9.312	11-01-23	1,663,000	1,663,000
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(D)	8.125	10-31-82	10,534,000	10,334,508
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(F)	5.900	06-15-24	2,000,000	1,966,610
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(D)(F)	7.625	09-15-28	5,012,000	5,018,500
Capital markets 2.5%
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(D)(F)	4.000	12-01-30	3,800,000	2,593,188
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)(F)	5.000	06-01-27	1,292,000	1,020,408
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	6,300,000	6,178,743
Consumer finance 1.1%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	4,500,000	4,155,361
Insurance 6.3%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%) (B)(D)	5.750	09-01-40	4,000,000	3,519,326
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	5,500,000	5,317,450
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)(F)	5.875	03-15-28	6,696,000	5,897,323
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	8,000,000	4,512,382
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	9,050,000	$5,498,956
Utilities 12.7%				49,764,488
Electric utilities 7.6%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	3,790,000	3,372,956
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)(D)(F)	5.375	03-15-26	10,875,000	9,745,868
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)	6.750	06-15-76	3,370,000	3,169,273
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (B)	5.650	05-01-79	7,400,000	6,539,442
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (F)(G)	10.250	03-15-28	7,240,000	6,989,295
Independent power and renewable electricity producers 3.1%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (F)(G)	7.000	12-15-26	3,200,000	2,912,000
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	9,750,000	9,262,500
Multi-utilities 2.0%
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%) (B)(D)	4.750	06-01-50	4,500,000	3,731,679
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,500,000	1,220,476

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(D)	5.750	10-01-54	3,000,000	2,820,999
Capital preferred securities (H) 1.3% (0.8% of Total investments)				$4,948,753
(Cost $6,310,250)
Financials 1.3%				4,948,753
Insurance 1.3%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(D)(G)	7.875	12-15-67	4,860,000	4,948,753

	Yield (%)	Shares	Value
Short-term investments 0.8% (0.5% of Total investments)			$3,364,118
(Cost $3,364,262)
Short-term funds 0.8%			3,364,118
John Hancock Collateral Trust (I)	5.5153(J)	336,526	3,364,118

Total investments (Cost $785,892,241) 168.2%	$660,716,279
Other assets and liabilities, net (68.2%)	(267,919,626)
Total net assets 100.0%	$392,796,653

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-23 was $453,687,531. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $230,782,257.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-23, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-23.
The fund had the following country composition as a percentage of total investments on 10-31-23:
United States	83.8%
Canada	9.8%
Bermuda	3.6%
United Kingdom	2.3%
Other countries	0.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	137,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$2,861,760	$2,861,760
Centrally cleared	68,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,807,542	1,807,542
								—	$4,669,302	$4,669,302

(a)	At 10-31-23, the overnight SOFR was 5.350%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2023, by major security category or type:
	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$18,827,021	$18,827,021	—	—
Consumer discretionary	2,831,000	2,831,000	—	—
Energy	5,066,100	5,066,100	—	—
Financials	223,749,917	213,542,488	$10,207,429	—
Industrials	4,816,796	4,816,796	—	—
Real estate	8,220,402	8,220,402	—	—
Utilities	103,504,306	100,356,181	3,148,125	—
Common stocks	10,327,444	10,327,444	—	—
Corporate bonds	275,060,422	—	275,060,422	—
Capital preferred securities	4,948,753	—	4,948,753	—
Short-term investments	3,364,118	3,364,118	—	—
Total investments in securities	$660,716,279	$367,351,550	$293,364,729	—
Derivatives:
Assets
Swap contracts	$4,669,302	—	$4,669,302	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	336,526	$2,849,364	$47,478,117	$(46,964,410)	$824	$223	$120,556	—	$3,364,118
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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